Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Loans held for sale
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	¥ 176,055		¥ 176,055
Foreign municipal bond securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3		¥ 1,273